Intrepid Income Fund
Intrepid Income Fund
Investment Objective:
The Intrepid Income Fund (the “Fund”) seeks high current income and capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Intrepid Income Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)	2.00%	2.00%
Exchange Fee	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Intrepid Income Fund		Investor Class	Institutional Class
Management Fees		0.75%	0.75%
Distributions and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.21%	0.21%
Total Annual Fund Operating Expenses		1.21%	0.96%
Fee Waiver and/or Expense Reimbursement	[2]	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.15%	0.90%
[1]	"Other Expenses" are based on estimated expenses for the current fiscal year for the Investor Class shares.
[2]	Intrepid Capital Management, Inc. (the "Adviser") has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 1.15% of the Fund's average daily net assets for the Investor Class shares of the Fund, and do not exceed 0.90% of the average daily net assets for the Institutional Class shares. This expense limitation agreement will continue in effect until January 31, 2017. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than these expense caps as a result of any acquired fund fees and expenses or other expenses (such as taxes, interest, brokerage commissions and extraordinary items) that are excluded from the calculation.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Intrepid Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	117	378	659	1,461
Institutional Class	92	300	525	1,173

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies:
Under normal conditions, the Fund primarily invests in fixed-income securities.  The Fund’s fixed income securities will consist principally of high-yield corporate debt securities (sometimes referred to as “junk bonds”), bank debt (including loan assignments and participations), convertible debt, and U.S. Government securities.  The Fund may also invest in investment grade corporate debt securities, as well as the debt of foreign companies.  Foreign companies, or non-U.S. companies, are companies domiciled or headquartered outside of the U.S., or whose primary business activities or principal trading markets are located outside of the U.S.  High yield securities typically pay high current interest. They also offer the potential for capital appreciation when purchased at a discount to par value or when favorable company-specific events occur.  The Fund’s investment advisor performs deep fundamental credit analysis in selecting debt securities for the Fund, and the Fund’s holdings will not be limited by credit quality, sector, or geography.  The Fund’s investments in debt instruments will not be limited in duration, but typically will be in securities having a duration of two to six years at the time of purchase.  Duration is a measure of a debt security’s price sensitivity taking in to account a debt security’s cash flows over time.  For example, a security with a duration of five would likely drop five percent in value if interest rates rose one percentage point.

In addition, the Fund may invest in equity securities, consisting principally of dividend-paying common stock or preferred stock.  The Fund will typically seek dividend-paying equity and preferred securities that it believes are undervalued based on internal appraisals of such securities’ intrinsic values.  The Fund typically determines the intrinsic value of a company to be the present value of a company's expected future stream of free cash flows discounted by an appropriate discount rate.  After estimating the intrinsic value of the business as a whole, the Fund adjusts for debt, cash, and other potential capital (such as minority interest) to arrive at an estimate of the equity security’s intrinsic value. If a dividend paying common stock or preferred stock stops paying dividends after its purchase by the Fund, the Fund would not be required to sell the security.  The Fund is non-diversified, which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers.

The Adviser may shift the Fund’s assets among various types of income-producing securities based upon changing market conditions and its own credit analyses to determine the creditworthiness and potential for capital appreciation of a security.

In certain market conditions, the Adviser may determine that it is appropriate for the Fund to hold a significant cash position for an extended period.  The Fund expects that it may maintain substantial cash positions when the Adviser determines that such cash holdings, given the risks the Adviser believes to be present in the market, are more beneficial to shareholders than investment in additional securities.

Principal Risks:
There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.  The following risks could affect the value of your investment:

•	Market Risk: Securities selected for the Fund’s portfolio may decline in value more than the overall stock market.

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Foreign Securities Risk:  Stocks of non-U.S. companies (whether directly or in ADRs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies.  The costs associated with securities transactions are often higher in foreign countries than the U.S.  The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund, if the positions are not fully hedged. Additionally, investments in foreign securities, whether or not publicly traded in the U.S., may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies and, as a consequence, there may be less publicly available information about such companies.  Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.  Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

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Non-Diversification Risk: Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), the Fund’s shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund.  Thus, the Fund is more sensitive to economic, business and political changes which may result in greater price fluctuations of the Fund’s shares.

•
Interest Rate Risk: The risk associated with a trend of increasing interest rates which results in drop in value of the bonds and other debt securities. Interest rates currently are at, or near, historic lows, and may increase, with potentially sudden and unpredictable effects on the markets and the Fund’s investments.

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Debt/Fixed Income Securities Risk: An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest.  The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Adviser might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities.  Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

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Credit Risk: The risk of investing in bonds and debt securities whose issuers may not able to make interest and principal payments.  In turn, issuers’ inability to make payments may lower the credit quality of the security and lead to greater volatility in the price of the security.

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High Yield Risk: The risk of loss on investments in high yield securities or “junk bonds.” These securities are rated below investment grade, are usually less liquid have greater credit risk than investment grade debt securities, and their market values tend to be volatile.  They are more likely to default than investment grade securities when adverse economic and business conditions are present.

•
Liquidity Risk:  Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments.  Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them.  If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund.  Liquidity issues may also make it difficult to value the Fund’s investments.

•	Cash Position Risk. The ability of the Fund to meet its objective may be limited to the extent it holds assets in cash (or cash equivalents) or is otherwise uninvested.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Institutional Class shares (the only Class currently available for sale). The table shows how the Fund’s average annual returns over 1 and 5 years and since inception compare with those of a broad-based market index and a secondary index provided to offer a broader market perspective that reflects market sectors in which the Fund invests.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.intrepidcapitalfunds.com.

Intrepid Income Fund – Institutional Class Calendar Year Total Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:
Best Quarter	June 30, 2009	9.48%
Worst Quarter	December 31, 2008	-11.89%

Average Annual Total Returns (For the period ended December 31, 2015)
Average Annual Returns - Intrepid Income Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Return Before Taxes	(1.27%)	2.38%	3.37%	Aug. 16, 2010
After Taxes on Distributions | Institutional Class	Return After Taxes on Distributions	(2.62%)	0.75%	1.61%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	Return After Taxes on Distributions and Sale of Fund Shares	(0.61%)	1.27%	1.96%
Bank of America Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	Bank of America Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	(4.64%)	4.84%	6.28%	Aug. 16, 2010
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.67%	Aug. 16, 2010

The Fund uses the Barclays U.S. Aggregate Bond Index as an additional index because it compares the Fund’s performance with the returns of an index holding investments similar to those of the Fund.

Institutional Class shares commenced operations on August 16, 2010.  Performance shown prior to August 16, 2010 reflects the performance of Investor Class shares, which commenced operations on July 2, 2007 and ceased operations on January 31, 2014, and includes expenses that are not applicable to and are higher than those of Institutional Class shares.  After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.   In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).